Share-Based Payments	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Share-Based Payments [Text Block]
NOTE 10: SHARE-BASED PAYMENTS
We currently grant share-based awards to our employees, non-employee directors and consultants under our 2011 Incentive Plan (the “Plan”). The Plan permit the granting of stock options, restricted stock, restricted stock units, and performance-based restricted stock.
The following is the summary of grant information:

Shares in thousands	December 31, 2012
Unissued common stock reserved for issuance under all plans	2,282
Shares available for future grants	1,613

Certain information regarding our share-based payments is as follows:

	Year Ended December 31,
Dollars in thousands except per share data	2012	2011	2010
Share-based payments expense:
Share-based compensation—stock options	$2,654	$2,880	$3,137
Share-based compensation—restricted stock	10,593	7,100	5,608
Share-based payments for content arrangements	6,115	6,231	7,271
Total share-based payments expense	$19,362	$16,211	$16,016
Tax benefit on share-based payments expense	$7,246	$5,944	$5,817
Per share weighted average grant date fair value of stock options granted	$27.24	$20.67	$15.38
Per share weighted average grant date fair value of restricted stock granted	$55.94	$45.86	$33.34
Total intrinsic value of stock options exercised	$10,509	$2,291	$27,622
Grant date fair value of restricted stock vested	$11,648	$5,132	$12,456

	December 31, 2012
Dollars in thousand	Unrecognized Share-Based Payments Expense	Weighted-Average Remaining Life
Unrecognized share-based payments expense:
Share-based compensation—stock options	$2,726	1.5 years
Share-based compensation—restricted stock	16,236	2.2 years
Share-based payments for content arrangements	3,308	1.9 years
Total unrecognized share-based payments expense	$22,270

Share-Based Compensation
Stock options
Shares of common stock are issued upon exercise of stock options. Certain other information regarding our stock-based awards is as follows:

•	Beginning in February 2010, stock options are granted only to our executives and non-employee directors.

•	Options granted after February 2010 vest annually in equal installments over 4 years, and expire after 10 years.

•
Prior to February 2010, options granted to our executives and employees vest annually in equal installments over 4 years and expire after either 5 or 10 years, depending on the grant date; options granted to our non-employee directors vest in equal monthly installments and expire after 10 years.

The following table summarizes the weighted average valuation assumptions used in the Black-Scholes-Merton Valuation model for stock options granted:

	Year Ended December 31,
	2012	2011	2010
Expected term (in years)	7.3	7.3	7.3
Expected stock price volatility	44%	43%	43%
Risk-free interest rate	1.6%	2.8%	2.4%
Expected dividend yield	0.0%	0.0%	0.0%

•
The expected term of the options represents the estimated period of time from grant until exercise and is based on historical experience of similar awards, giving consideration to the contractual terms, vesting schedules and expectations of future employee behavior.

•	Expected stock price volatility is based on historical volatility of our stock for a period at least equal to the expected term.

•	The risk-free interest rate is based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent expected term.

•	We have not paid dividends in the past and currently do not plan to pay dividends in the foreseeable future.
The following table presents a summary of stock option activity for 2012:

Shares in thousands	Options	Weighted Average Exercise Price
OUTSTANDING, December 31, 2011	988	$30.77
Granted	88	57.24
Exercised	(382)	29.11
Cancelled, expired, or forfeited	(25)	40.25
OUTSTANDING, December 31, 2012	669	$34.86
Certain information regarding stock options outstanding as of December 31, 2012, is as follows:

Shares and intrinsic value in thousands	Options Outstanding	Options Exercisable
Number	669	384
Weighted average per share exercise price	$34.86	$31.21
Aggregate intrinsic value	$11,910	$8,046
Weighted average remaining contractual term (in years)	3.74	2.37

Restricted stock awards
Restricted stock awards are granted to eligible employees, including executives, and non-employee directors. Awards granted to employees and executives vest annually in equal installments over four years. Non-employee director awards vest one year after the grant date. Performance-based restricted stock awards are granted to executives only, with established performance criteria approved by the Compensation Committee of the Board of Directors, once earned, and vest in equal installments over three years from the date of grant. The restricted shares require no payment from the grantee. The fair value of the awards is based on the market price on the grant date and is recognized on a straight-line basis over the vesting period or based on achieving performance conditions.
The following table presents a summary of restricted stock award activity for 2012:

Shares in thousands	Restricted Stock Awards	Weighted Average Grant Date Fair Value
NON-VESTED, December 31, 2011	527	$40.44
Granted	350	55.94
Vested	(195)	38.72
Forfeited	(78)	48.63
NON-VESTED, December 31, 2012	604	$48.95

Share-Based Payments for Content Arrangements
We granted restricted stock as part of content license agreements with certain movie studios. The expense related to these agreements is included within direct operating expenses in our Consolidated Statements of Net Income and is adjusted based on the number of unvested shares and market price of our common stock each reporting period. During 2010 and 2009, we entered into agreements with SPHE Scan Based Trading Corporation (“Sony”) and Paramount Home Entertainment, Inc. (“Paramount”).
During the third quarters of 2011 and 2012, our agreement with Sony was amended. The amendments primarily consist of:

•	the scheduled vesting of certain shares of restricted stock was extended from August 1, 2011 to August 1, 2012;

•	the number of weeks we can offer Sony content in our kiosks was extended from 26 weeks to 52 weeks. In addition;

•
Sony waived its termination right to end its DVD licensing arrangement with Redbox at the end of September 2012 and gave Redbox the option to license Blu-ray DVD product as part of the arrangement; and

•	Sony received, at its sole discretion, the option for two one-year extensions following the initial five-year agreement term, which was scheduled to end in September 2014.

During the fourth quarter of 2011, we entered into an amendment to the revenue sharing license agreement with Paramount, which provided, among other things, that:

•	Paramount waived its current termination right to end the licensing arrangement at the end of 2011;

•
Paramount received, at its sole discretion, the option for two, one-year extensions following the initial five-year agreement term, which ends at the end of 2014 (each exercised extension would provide for a grant of 50,000 shares of restricted stock vesting at the beginning of each extension);

•	the content license period was extended from 26 weeks to 52 weeks; and

•	Paramount was granted 100,000 shares of restricted stock which will vest according to the vesting schedule of the current restricted stock purchase agreement with Paramount.
Information related to the shares of restricted stock granted as part of these agreements as of December 31, 2012 is as follows:

	Granted	Vested	Unvested	Remaining Vesting Period
Sony	193,348	116,009	77,339	1.6 years
Paramount	300,000	105,000	195,000	2.0 years
Total	493,348	221,009	272,339